N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Entity Central Index Key	0000103005
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) completed Purchase Payment Periods, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified maximum percentage referenced in the preceding sentence applies to withdrawals from Contracts with installment Purchase Payments and the withdrawal charge schedule that applies to that account, but it will never exceed 8.50% of total Purchase Payments.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

For example, if you make an early withdrawal from a Contract with installment Purchase Payments, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for fund redemption fees:

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “CHARGES AND FEES – Transaction Fees – Fund Redemption Fees.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The Base Contract Expenses include an administrative expense change equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge and the $20 annual maintenance fee may be waived, reduced or eliminated in certain circumstances. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base Contract Expense (varies by Contract class)	1.50%[1,2]	1.50% [1,2]
Investment options (Portfolio Company fees and expenses)	0.04%[3]	1.50%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.50%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) a $20 annual maintenance fee converted to an annual percentage equal to 0.000191247%. The minimum amount reflects these waivers, reductions or eliminations, while the maximum amount does not. The minimum and maximum amounts include the maximum mortality and expense risk charge of 1.50%, although this charge may be reduced if a plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024 and will vary from year to year.

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $39	Highest Annual Cost Estimate: $2,542

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) completed Purchase Payment Periods, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified maximum percentage referenced in the preceding sentence applies to withdrawals from Contracts with installment Purchase Payments and the withdrawal charge schedule that applies to that account, but it will never exceed 8.50% of total Purchase Payments.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

For example, if you make an early withdrawal from a Contract with installment Purchase Payments, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for fund redemption fees:

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “CHARGES AND FEES – Transaction Fees – Fund Redemption Fees.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The Base Contract Expenses include an administrative expense change equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge and the $20 annual maintenance fee may be waived, reduced or eliminated in certain circumstances. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base Contract Expense (varies by Contract class)	1.50%[1,2]	1.50% [1,2]
Investment options (Portfolio Company fees and expenses)	0.04%[3]	1.50%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.50%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) a $20 annual maintenance fee converted to an annual percentage equal to 0.000191247%. The minimum amount reflects these waivers, reductions or eliminations, while the maximum amount does not. The minimum and maximum amounts include the maximum mortality and expense risk charge of 1.50%, although this charge may be reduced if a plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024 and will vary from year to year.

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $39	Highest Annual Cost Estimate: $2,542

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.50%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge (1.50%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) a $20 annual maintenance fee converted to an annual percentage equal to 0.000191247%. The minimum amount reflects these waivers, reductions or eliminations, while the maximum amount does not. The minimum and maximum amounts include the maximum mortality and expense risk charge of 1.50%, although this charge may be reduced if a plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.50%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024 and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $39	Highest Annual Cost Estimate: $2,542

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 39
Highest Annual Cost [Dollars]	$ 2,542
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D and APPENDIX E.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•   Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	5.00%
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	This is a deferred sales charge. This charge only applies to withdrawals from Installment Purchase Payment Accounts. See “CHARGES AND FEES” for the Installment Purchase Payment Account’s early withdrawal charge schedule. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
5	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”

Annual Contract Expenses

	Single Purchase Payment Account Contract	Installment Purchase Payment Account Contract
Annual Maintenance Fee[6]	$0.00	$20.00
Base Contract Expenses[7] (as a percentage of average Account Value)	1.50%	1.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Applicable to All Contract Classes
	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.04%	1.50%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional informati on about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

[6]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
[7]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. These fees may be reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	5.00%
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	This is a deferred sales charge. This charge only applies to withdrawals from Installment Purchase Payment Accounts. See “CHARGES AND FEES” for the Installment Purchase Payment Account’s early withdrawal charge schedule. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
5	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. This charge only applies to withdrawals from Installment Purchase Payment Accounts. See “CHARGES AND FEES” for the Installment Purchase Payment Account’s early withdrawal charge schedule. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Single Purchase Payment Account Contract	Installment Purchase Payment Account Contract
Annual Maintenance Fee[6]	$0.00	$20.00
Base Contract Expenses[7] (as a percentage of average Account Value)	1.50%	1.50%

Administrative Expense, Footnotes [Text Block]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. These fees may be reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Applicable to All Contract Classes
	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.04%	1.50%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.50%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$10,158	$20,448	$30,702	$51,270

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,158
Surrender Expense, 3 Years, Maximum [Dollars]	20,448
Surrender Expense, 5 Years, Maximum [Dollars]	30,702
Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,270
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$5,167	$15,473	$25,744	$51,270

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,167
No Surrender Expense, 3 Years, Maximum [Dollars]	15,473
No Surrender Expense, 5 Years, Maximum [Dollars]	25,744
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,270
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and

•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the Plan (“Plan Beneficiary”).

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the Account Value Death Benefit)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the Plan (“Plan Beneficiary”).

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the Account Value Death Benefit)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the Account Value Death Benefit)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	31.63%	18.83%	16.58%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	24.23%	13.02%	12.20%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer incomeand capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	19.61%	9.42%	8.42%
Seeks total return	Eaton Vance Large-Cap Value Fund (Class R)** Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management.	1.28%	11.20%	7.99%	8.11%
Seeks to provide current income.	Federated Hermes Fund for U.S. Government Securities II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.78%	0.58%	-1.14%	0.45%
Seeks high current income.	Federated Hermes High Income Bond Fund II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.81%	6.27%	3.19%	4.48%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio SM (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	30.39%	18.93%	16.63%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio (Initial Class)*** Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.04%	3.71%	4.87%	5.38%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	The Fidelity VIP International Index Fund (Initial Class) is a substitution fund for the Voya Emerging Markets Index Portfolio (Class I), scheduled to liquidate after the close of business on June 13, 2025.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	5.05%	5.76%	6.32%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	34.89%	15.85%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.88%	12.68%	10.49%	9.00%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.95%	8.76%	3.10%	4.26%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.	Voya Emerging Markets Index Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	6.19%	0.83%	2.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
***	Effective the close of business June 13, 2025, the Voya Emerging Markets Index Portfolio (Class I) will be liquidated and will be substituted with the Fidelity VIP International Index Portfolio (Initial Class).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-0.97%	-2.23%	0.52%
The Fund seeks to provide total return consisting of capital growth, both realized and unrealized and current income.	Voya Global Income & Growth Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	7.31%	3.80%	4.62%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
***	Effective October 25, 2024, the Voya Global Perspectives® Fund merged into the Voya Global Income & Growth Fund.
****	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	3.03%	4.39%	4.95%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	26.95%	15.31%	13.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
***	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.34%	14.99%	8.39%	8.33%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	21.27%	10.72%	10.81%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	10.56%	6.97%	7.42%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	8.57%	5.06%	5.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	11.79%	6.92%	7.03%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	14.27%	8.54%	7.91%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.07%	8.67%	8.04%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.09%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	0.89%	17.47%	9.74%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.82%	8.08%	7.37%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Strategic Allocation Growth Portfolio (Class I shares) merged into Voya Solution Aggressive Portfolio (Class I shares).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) merged into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
*****	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.80%	-0.65%	1.01%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	24.68%	14.22%	12.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	4.66%	8.03%	9.87%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.90%	0.38%	1.65%	3.16%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	4.30%	4.24%	5.10%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	23.07%	14.71%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	16.15%	10.27%	8.83%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	14.04%	8.39%	7.68%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	10.74%	7.06%	7.97%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	11.45%	8.28%	8.17%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	-8.25%	-0.72%	3.07%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	31.63%	18.83%	16.58%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	24.23%	13.02%	12.20%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer incomeand capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	19.61%	9.42%	8.42%
Seeks total return	Eaton Vance Large-Cap Value Fund (Class R)** Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management.	1.28%	11.20%	7.99%	8.11%
Seeks to provide current income.	Federated Hermes Fund for U.S. Government Securities II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.78%	0.58%	-1.14%	0.45%
Seeks high current income.	Federated Hermes High Income Bond Fund II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.81%	6.27%	3.19%	4.48%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio SM (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	30.39%	18.93%	16.63%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio (Initial Class)*** Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.04%	3.71%	4.87%	5.38%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	The Fidelity VIP International Index Fund (Initial Class) is a substitution fund for the Voya Emerging Markets Index Portfolio (Class I), scheduled to liquidate after the close of business on June 13, 2025.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	5.05%	5.76%	6.32%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	34.89%	15.85%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.88%	12.68%	10.49%	9.00%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.95%	8.76%	3.10%	4.26%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.	Voya Emerging Markets Index Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	6.19%	0.83%	2.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
***	Effective the close of business June 13, 2025, the Voya Emerging Markets Index Portfolio (Class I) will be liquidated and will be substituted with the Fidelity VIP International Index Portfolio (Initial Class).
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-0.97%	-2.23%	0.52%
The Fund seeks to provide total return consisting of capital growth, both realized and unrealized and current income.	Voya Global Income & Growth Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	7.31%	3.80%	4.62%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
***	Effective October 25, 2024, the Voya Global Perspectives® Fund merged into the Voya Global Income & Growth Fund.
****	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	3.03%	4.39%	4.95%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	26.95%	15.31%	13.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
***	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.34%	14.99%	8.39%	8.33%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	21.27%	10.72%	10.81%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	10.56%	6.97%	7.42%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	8.57%	5.06%	5.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	11.79%	6.92%	7.03%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	14.27%	8.54%	7.91%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.07%	8.67%	8.04%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.09%	N/A	N/A

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	0.89%	17.47%	9.74%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I) *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.82%	8.08%	7.37%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Strategic Allocation Growth Portfolio (Class I shares) merged into Voya Solution Aggressive Portfolio (Class I shares).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) merged into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
*****	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.80%	-0.65%	1.01%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	24.68%	14.22%	12.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	4.66%	8.03%	9.87%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.90%	0.38%	1.65%	3.16%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	4.30%	4.24%	5.10%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	23.07%	14.71%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	16.15%	10.27%	8.83%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	14.04%	8.39%	7.68%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	10.74%	7.06%	7.97%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	11.45%	8.28%	8.17%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	-8.25%	-0.72%	3.07%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D and APPENDIX E.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

American Funds Insurance Series® - Growth Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.63%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	16.58%
American Funds Insurance Series® - Growth-Income Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth-Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.23%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	12.20%
American Funds Insurance Series® - International Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – International Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Calvert VP SRI Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer incomeand capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Eaton Vance Large-Cap Value Fund (Class R) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund (Class R)**
Portfolio Company Adviser [Text Block]	Boston Management and Research (BMR), a subsidiary of Eaton Vance Management.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Federated Hermes Fund For US Government Securities II (Primary Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income.
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities II (Primary Shares)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	(1.14%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Federated Hermes High Income Bond Fund II (Primary Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income.
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond Fund II (Primary Shares)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.27%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Fidelity® VIP Contrafund SM Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity® VIP Equity-Income Portfolio SM (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income Portfolio SM (Initial Class)**
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity® VIP Growth Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Fidelity VIP International Index Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity VIP International Index Portfolio (Initial Class)***
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Fidelity® VIP Overseas Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Initial Class)**
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)***
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Invesco V.I. American Franchise Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	34.89%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Invesco V.I. Core Equity Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.61%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Invesco V.I. Main Street Small Cap Fund® (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	6.83%
PIMCOVIT Real Return Portfolio (Admin Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio (Admin Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Pioneer High Yield VCT Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return through a combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Pioneer High Yield VCT Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Voya Emerging Markets Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.
Portfolio Company Name [Text Block]	Voya Emerging Markets Index Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Voya Global Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(0.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	0.52%
Voya Global Income and Growth Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks to provide total return consisting of capital growth, both realized and unrealized and current income.
Portfolio Company Name [Text Block]	Voya Global Income & Growth Fund (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Voya High Yield Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Voya International Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.80%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Voya Russell TM Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	34.60%
Average Annual Total Returns, 5 Years [Percent]	19.99%
Average Annual Total Returns, 10 Years [Percent]	17.55%
Voya Russell TM Large Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	26.95%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Voya Russell TM Large Cap Value Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Value Index Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Voya Russell TM Mid Cap Growth Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.27%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Voya Russell TM Mid Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Voya Russell TM Small Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Solution 2025 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Voya Solution 2035 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Voya Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Voya Solution 2055 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Voya Solution 2065 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Voya Solution Aggressive Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I) **
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	0.89%
Average Annual Total Returns, 5 Years [Percent]	17.47%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Voya Solution Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I) ***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya Solution Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I) ****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya Solution Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class S)*****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Voya U.S.Bond Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Voya U.S. Bond Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	1.01%
Voya U.S.Stock Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	24.68%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	12.79%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	8.28%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.38%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.16%
VY® CBRE Real Estate Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Real Estate Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	5.10%
VY® Columbia Contrarian Core Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	12.56%
VY® Columbia Small Cap Value II Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	VY® Columbia Small Cap Value II Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	7.76%
VY® Invesco Comstock Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	9.33%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.34%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	8.83%
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	3.70%
VY® JPMorgan Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.68%
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.97%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	10.35%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	11.94%
VY® T. Rowe Price Equity Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	8.17%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	13.17%
Average Annual Total Returns, 10 Years [Percent]	13.70%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Wanger International [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Account Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Name of Benefit [Text Block]	Account Value Death Benefit
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Deduction Of Advisory Fees From Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Single Purchase Payment Account Contract [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%
Installment Purchase Payment Account Contract [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 20.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%